Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Long-term Debt - Principal payments
Current portion of long term debt	$ 119,657	$ 173,958
Long term debt, net	560,160	575,137
Long-term Debt
Long-term Debt - Principal payments
June 30, 2019	119,657
June 30, 2020	76,026
June 30, 2021	129,711
June 30, 2022	69,772
June 30, 2023	80,772
June 30, 2024 and thereafter	210,317
Total Long term debt	686,255
Unamortized debt issuance costs	6,438	$ 7,119
Total Long term debt, net	679,817
Current portion of long term debt	119,657
Long term debt, net	$ 560,160